Other payables (Tables)	3 Months Ended
Mar. 31, 2022
Other Payables [Abstract]
Schedule of other payables

	March 31, 2022	December 31, 2021
	£’000	£’000
Accruals	9,152	5,259
Other payables	952	931
Other taxation and social security	1,298	2,213
Corporation tax	—	6
	11,402	8,409